Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

As of December 31, 2022 and December 31, 2021, the Company’s net deferred tax assets are as follows:

	12/31/2022	12/31/2021
Deferred tax asset:
Organizational costs/Startup expenses	$162,512	$11,964
Net operating loss	-	29,971
Total deferred tax asset	162,512	41,935
Valuation allowance	(162,512)	(41,935)
Deferred tax asset, net of allowance	$-	$-

Schedule of Income Tax Benefits

	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Current taxes	$57,876	$85,303	$445,793
Deferred taxes	-	-	-
Income tax expense	57,876	85,303	445,793
Income (loss) before income taxes	(200,142)	(385,362)	1,293,416
Effective tax rate	(28.92)%	(22.14)%	34.47%

The income tax benefit for the period from January 1, 2022 through December 31, 2022 and from May 20, 2021 (Inception) through December 31, 2021, consists of the following:

	January 1, 2022 through December 31, 2022	May 20, 2021 (inception) through December 31, 2021
Federal:
Current	$349,053	-
Deferred	(100,083)	(35,944)

State:
Current	$96,739	-
Deferred	(20,493)	(5,991)
Change in valuation allowance	120,577	41,935
Income tax provision	$445,793	-

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate on December 31, 2022 and December 31, 2021, consists of the following:

	12/31/2022	12/31/2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	2.8%
Change in State Tax Rate	2.0%	0.0%
Net Operating Loss	-2.3%	0.0%
Change in valuation allowance	9.3%	-23.8%
Effective Tax Rate	34.4%	0.0%